COLUMBIA FUNDS SERIES TRUST

Registration Nos. 333-89661; 811-09645

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Columbia Funds Series Trust (the “Trust”) that, with the exception of the statement of additional information for Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund and the statement of additional information for Columbia Short Term Bond Fund – Class Y shares, the forms of prospectuses and statements of additional information for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the prospectuses and statements of additional information contained in Post-Effective Amendment No. 78 under the 1933 Act and Amendment No. 79 under the 1940 Act, the text of which was filed electronically on July 29, 2009.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 5th day of August, 2009.

COLUMBIA FUNDS SERIES TRUST

/s/ Peter T. Fariel
Peter T. Fariel
Assistant Secretary